Retirement benefits obligations - Movement (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined benefit plans
Net defined benefit (liability) asset at beginning of period	SFr (1,481,738)
Plan assets gain/(loss)	(24,957)	SFr 302,384
Net defined benefit (liability) asset at end of period	(1,692,537)	(1,481,738)
Defined benefit obligation
Defined benefit plans
Net defined benefit (liability) asset at beginning of period	(8,583,214)	(7,060,278)
Current service cost	(315,727)	(286,515)
Past service cost	102,764
Interest (cost) income	(21,799)	(81,829)
Employee contributions	(205,085)	(166,150)
Actuarial loss arising from changes in financial assumptions		(875,960)
Actuarial gain arising from changes in demographic assumptions		91,212
Actuarial loss on experience adjustment	(208,572)	(263,491)
Benefits (paid)/ deposited	(175,334)	59,797
Net defined benefit (liability) asset at end of period	(9,406,967)	(8,583,214)
Fair value of plan assets
Defined benefit plans
Net defined benefit (liability) asset at beginning of period	7,101,476	6,420,927
Interest (cost) income	14,203	72,097
Employee contributions	205,085	166,150
Employer contributions	243,289	199,715
Plan assets gain/(loss)	(24,957)	302,384
Benefits (paid)/ deposited	175,334	(59,797)
Net defined benefit (liability) asset at end of period	SFr 7,714,430	SFr 7,101,476